Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Maximum percentage change in ownership interest permissible	50.00%
Period over which ownership change is permitted	3 years
Unrecognized tax benefits	$ 0	$ 0
Income tax expense (benefit)	$ 0	$ 0
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforward Expiration Year Start	2038
State and Local Jurisdiction [Member] | Expirable [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 20,100
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 24,500
Domestic Tax Authority [Member] | Indefinitely [Member]
Income Tax Disclosure [Line Items]
Percentage of taxable income eligible to be set off against net operating loss	80.00%